Summary of Significant Accounting Policies (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Summary of Significant Accounting Policies (Details) [Line Items]
Maturity terms	185 days	185 days
Federal depository insurance coverage (in Dollars)	$ 250,000	$ 250,000
Private Placement [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Aggregate of shares	15,446,522	15,446,522
Class A Ordinary Shares [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Ordinary shares subject to possible redemption	31,116,305	31,116,305